UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2460

Fidelity Union Street Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2014

Item 1. Reports to Stockholders

Fidelity®

Arizona Municipal

Income Fund

and

Fidelity
Arizona Municipal
Money Market Fund

Annual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Arizona Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Arizona Municipal Money Market Fund
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months, and one year.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity® Arizona Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity Arizona Municipal Income Fund	11.06%	5.42%	4.42%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Arizona Municipal Income Fund on August 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Municipal bonds posted a strong result for the 12 months ending August 31, 2014, driven by resurgent demand, tight supply and an improving economy. The Barclays® Municipal Bond Index returned 10.14% for the full year, significantly outpacing the broader U.S. investment-grade taxable bond market. Munis rebounded from a decline prior to the period amid fears of rising interest rates and continued concerns about the isolated difficulties of a few prominent muni issuers - concerns that still lingered at period end. Yet demand for U.S. bonds of all types helped to spur a muni recovery beginning in early 2014, driven by uneven global economic growth, geopolitical tension and low-interest-rate policies from major central banks. Investors became more upbeat about the fundamental outlook for many states and municipalities, based on generally improving state tax revenues and relief that the financial distress experienced by a few issuers didn't expand to the broader market. Higher federal tax rates for top earners and a new 3.8% Medicare tax on unearned, non-municipal investment income also increased the appeal of munis during the period among tax-sensitive investors. Supply trends were mostly favorable, as issuers' refinancing activity declined about 14% during the first eight months of 2014 relative to the same period last year.

Comments from Kevin Ramundo, Portfolio Manager of Fidelity® Arizona Municipal Income Fund: For the year, the fund gained 11.06%, while Barclays® Arizona 4+ Year Enhanced Municipal Bond Index advanced 11.39%. I kept the fund's duration - a measure of sensitivity to interest rates - in line with its benchmark. I also evaluated bonds based on their yield, as well as their potential for price appreciation. I kept investments diversified in terms of issuers and sectors, and continued to draw on Fidelity's research and trading resources to find bonds that I believed offered good value relative to comparable securities of similar maturities. My approach to yield-curve positioning - how the fund was spread across bonds with various maturities - drove the period's return. The fund's overweighting in bonds with maturities of 20 years or more boosted relative performance, because these investments rose in price the most. Security selection among health care bonds also was a big plus. Specifically, the fund benefited from overweighting health care holdings rated BBB, a segment that outpaced higher-quality health care bonds. In contrast, the fund's underweighting in prepaid gas bonds detracted because they outpaced the benchmark as investor demand for yield intensified during the period. The fund's exposure to Puerto Rico bonds also detracted as they substantially trailed the benchmark. At the end of the period, the fund held no Puerto Rico bonds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Fidelity Arizona Municipal Income Fund	.55%
Actual		$ 1,000.00	$ 1,049.80	$ 2.84
HypotheticalA		$ 1,000.00	$ 1,022.43	$ 2.80
Fidelity Arizona Municipal Money Market Fund	.09%
Actual		$ 1,000.00	$ 1,000.10	$ .45
HypotheticalA		$ 1,000.00	$ 1,024.75	$ .46

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Fidelity Arizona Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	21.2	17.5
Health Care	21.1	21.4
Education	14.8	15.6
Special Tax	11.7	15.2
Electric Utilities	10.4	10.7
Weighted Average Maturity as of August 31, 2014
		6 months ago
Years	6.1	6.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2014
6 months ago
Years	6.6	7.7

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
AA,A 82.0%	AA,A 77.8%
BBB 13.1%	BBB 20.1%
Short-Term Investments and Net Other Assets 4.9%	Short-Term Investments and Net Other Assets 2.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Arizona Municipal Income Fund

Investments August 31, 2014

Showing Percentage of Net Assets

Municipal Bonds - 95.1%
	Principal Amount	Value
Arizona - 94.2%
Arizona Board of Regents Arizona State Univ. Rev.:
(Polytechnic Campus Proj.) Series 2008 C:
5.75% 7/1/22	$ 1,500,000	$ 1,731,240
5.75% 7/1/23	250,000	288,743
Series 2012 A, 5% 7/1/26	1,000,000	1,160,460
Arizona Board of Regents Ctfs. of Prtn.:
(Arizona Biomedical Research Collaborative Bldg. Proj.) Series 2006, 5% 6/1/19 (AMBAC Insured)	1,140,000	1,218,318
(Univ. of Arizona Projs.):
Series 2006 A, 5% 6/1/18 (AMBAC Insured)	1,000,000	1,073,930
Series 2012 C, 5% 6/1/26	3,035,000	3,505,850
Arizona Ctfs. of Prtn.:
Series 2008 A, 5% 9/1/20 (FSA Insured)	1,640,000	1,836,341
Series 2010 A, 5% 10/1/29 (FSA Insured)	5,000,000	5,450,200
Series 2013 A, 5% 10/1/25	1,870,000	2,140,720
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	1,280,000	1,336,691
5% 7/1/32	470,000	485,707
Arizona Health Facilities Auth. Hosp. Sys. Rev.:
(Phoenix Children's Hosp. Proj.) Series 2012 A, 5% 2/1/42	1,000,000	1,061,560
Series 2012 A, 5% 2/1/23	1,285,000	1,492,515
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	1,088,780
Series 2007 B, 1.0446% 1/1/37 (b)	1,000,000	884,870
Series 2008 A, 5.25% 1/1/31	1,000,000	1,076,570
Series 2008 D:
5.375% 1/1/32	1,000,000	1,083,820
6% 1/1/27	1,000,000	1,137,020
Series 2011 B1, 5.25% 3/1/39	1,000,000	1,095,970
Series 2012 A, 5% 1/1/43	3,500,000	3,754,590
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	1,000,000	1,148,150
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	1,000,000	1,162,870
Arizona Trans. Board Hwy. Rev. Series 2011 A, 5.25% 7/1/26	1,250,000	1,488,600
Avondale Muni. Dev. Corp. Excise Tax Rev. 5% 7/1/28	500,000	554,760
Cottonwood Wtr. Sys. Rev.:
5% 7/1/26 (XL Cap. Assurance, Inc. Insured)	1,405,000	1,450,944
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Cottonwood Wtr. Sys. Rev.: - continued
5% 7/1/30 (XL Cap. Assurance, Inc. Insured)	$ 1,125,000	$ 1,157,749
5% 7/1/35 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,333,423
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2007, 5.25% 5/15/19	1,000,000	1,119,710
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.):
Series 2005 B, 5.25% 12/1/19	1,040,000	1,087,507
Series 2005, 5% 12/1/35	1,000,000	1,014,120
Series 2007:
5% 12/1/27	1,000,000	1,054,640
5% 12/1/32	1,000,000	1,041,800
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/17 (AMBAC Insured)	1,580,000	1,696,794
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	1,000,000	1,122,210
Marana Muni. Property Corp. Facilities Rev. Series A, 5.25% 7/1/22	1,620,000	1,835,282
Maricopa County Indl. Dev. Auth. Health Facilities Rev.:
(Catholic Healthcare West Proj.):
Series 2007 A, 5.25% 7/1/32	1,000,000	1,047,730
Series 2009 A, 6% 7/1/39	1,000,000	1,124,690
(Mayo Clinic Proj.) 5% 11/15/36	1,000,000	1,050,300
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	6,000,000	6,464,157
Maricopa County School District #28 Kyrene Elementary Series 2010 B:
1% 7/1/28 (a)	690,000	755,674
1% 7/1/29 (a)	480,000	532,190
1% 7/1/30 (a)	400,000	441,872
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5% 7/1/38	1,000,000	1,058,360
Mesa Hwy. Proj. Advancement Series 2011 A, 5% 7/1/17	500,000	519,560
Mesa Util. Sys. Rev. Series 2006, 5% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,233,230
Northern Ariz Univ. Ctfs. of Prtn. (Univ. Proj.) Series 2013, 5% 9/1/24	1,000,000	1,141,180
Northern Arizona Univ. Revs.:
Series 2012:
5% 6/1/36	860,000	950,962
5% 6/1/41	1,250,000	1,360,100
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Northern Arizona Univ. Revs.: - continued
Series 2013, 5% 8/1/27	$ 1,000,000	$ 1,160,390
5% 6/1/21 (AMBAC Insured)	1,085,000	1,171,388
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2008 A, 5% 7/1/33	1,000,000	1,097,910
Series 2013, 5% 7/1/26 (c)	1,100,000	1,279,608
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,615,760
Phoenix Civic Impt. Corp. Excise Tax Rev.:
(Civic Plaza Expansion Proj.) Series 2005 A:
5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	550,000	571,049
5% 7/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,033,110
Series 2007 A, 5% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250,000	1,377,850
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2007, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,106,110
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2005, 5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750,000	1,811,478
Phoenix Gen. Oblig. Series 2014, 4% 7/1/26	2,000,000	2,261,720
Phoenix-Mesa Gateway Arpt. Auth. (Mesa Proj.)Series 2012:
5% 7/1/24 (c)	380,000	438,079
5% 7/1/27 (c)	400,000	448,592
Pima County Ctfs. of Prtn.:
(Justice Bldg. Proj.) Series 2007 A:
5% 7/1/19 (AMBAC Insured)	650,000	714,961
5% 7/1/21 (AMBAC Insured)	910,000	999,353
Series 2013 A, 5% 12/1/22	1,000,000	1,185,940
Series 2014, 5% 12/1/27	1,745,000	2,008,059
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/22	1,635,000	1,955,640
5% 7/1/25	1,000,000	1,156,610
Series 2012 A:
5% 7/1/25	1,600,000	1,893,872
5% 7/1/26	1,000,000	1,175,870
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Pima County Unified School District #1 Tucson (Proj. of 2004):
Series 2007 C, 5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,108,470
Series 2008 D, 5% 7/1/25 (FSA Insured)	1,000,000	1,133,200
Pinal County Unified School District #44 J.O. Combs (2006 School Impt. Proj.) Series B, 5% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	860,000	933,220
Queen Creek Excise Tax & State Shared Rev. 5% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,242,731
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2008 A:
5% 1/1/24	1,075,000	1,216,771
5% 1/1/33	1,000,000	1,113,430
5% 1/1/38	2,400,000	2,655,744
Series 2009 A, 5% 1/1/26	1,950,000	2,244,450
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5% 12/1/37	1,500,000	1,703,400
5.5% 12/1/29	3,000,000	3,612,900
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.):
Series 2006 C, 5% 9/1/35 (FSA Insured)	415,000	444,905
Series 2008 A, 5% 9/1/23	355,000	381,522
Sedona Excise Tax Rev. Series 2005, 5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,038,180
Tempe Excise Tax Rev. Series 2012, 5% 7/1/25	1,090,000	1,270,744
Tempe Transit Excise Tax Rev. Series 2008, 4.75% 7/1/38	60,000	62,770
Tucson Ctfs. of Prtn.:
Series 2006 A, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,250,538
Series 2007, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,097,600
Series 2014:
4% 7/1/20 (FSA Insured)	500,000	559,095
5% 7/1/28 (FSA Insured)	1,000,000	1,159,820
Univ. Med. Ctr. Corp. Hosp. Rev.:
Series 2005, 5% 7/1/16	570,000	587,186
Series 2011, 6% 7/1/39	2,235,000	2,555,454
5.625% 7/1/36	1,000,000	1,115,830
Univ. of Arizona Univ. Revs.:
Series 2008 A, 5% 6/1/22	1,315,000	1,469,605
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Univ. of Arizona Univ. Revs.: - continued
Series 2009 A, 5% 6/1/39	$ 1,000,000	$ 1,079,930
Series 2012 A, 5% 6/1/37	2,000,000	2,231,960
Yavapai County Indl. Dev. Auth.:
(Northern Healthcare Sys. Proj.) Series 2011, 5% 10/1/20	1,000,000	1,175,800
Series 2012 A, 5.25% 8/1/33	2,000,000	2,187,300
Yuma Indl. Dev. Auth. Hosp. Rev. Series 2014 A, 5% 8/1/27	2,000,000	2,278,040
		137,226,403
Guam - 0.7%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/18 (c)	300,000	328,635
6.375% 10/1/43 (c)	200,000	224,196
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	400,000	473,868
		1,026,699
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/25	300,000	328,488
TOTAL INVESTMENT PORTFOLIO - 95.1% (Cost $130,053,594)	138,581,590
NET OTHER ASSETS (LIABILITIES) - 4.9%	7,202,781
NET ASSETS - 100%	$ 145,784,371
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	21.2%
Health Care	21.1%
Education	14.8%
Special Tax	11.7%
Electric Utilities	10.4%
Water & Sewer	8.9%
Others* (Individually Less Than 5%)	11.9%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $130,053,594)		$ 138,581,590
Cash		6,695,251
Receivable for fund shares sold		66,717
Interest receivable		1,391,740
Other receivables		500
Total assets		146,735,798

Liabilities
Payable for fund shares redeemed	$ 747,889
Distributions payable	137,269
Accrued management fee	66,269
Total liabilities		951,427

Net Assets		$ 145,784,371
Net Assets consist of:
Paid in capital		$ 137,115,204
Undistributed net investment income		58,432
Accumulated undistributed net realized gain (loss) on investments		82,739
Net unrealized appreciation (depreciation) on investments		8,527,996
Net Assets, for 12,037,642 shares outstanding		$ 145,784,371
Net Asset Value, offering price and redemption price per share ($145,784,371 ÷ 12,037,642 shares)		$ 12.11

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2014

Investment Income
Interest		$ 5,614,614

Expenses
Management fee	$ 780,388
Independent trustees' compensation	598
Miscellaneous	248
Total expenses before reductions	781,234
Expense reductions	(997)	780,237
Net investment income (loss)		4,834,377
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		515,340
Change in net unrealized appreciation (depreciation) on investment securities		9,853,367
Net gain (loss)		10,368,707
Net increase (decrease) in net assets resulting from operations		$ 15,203,084

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Income Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2014	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,834,377	$ 5,865,526
Net realized gain (loss)	515,340	414,386
Change in net unrealized appreciation (depreciation)	9,853,367	(13,510,768)
Net increase (decrease) in net assets resulting from operations	15,203,084	(7,230,856)
Distributions to shareholders from net investment income	(4,818,486)	(5,864,083)
Distributions to shareholders from net realized gain	(384,484)	(382,125)
Total distributions	(5,202,970)	(6,246,208)
Share transactions Proceeds from sales of shares	24,985,147	56,665,182
Reinvestment of distributions	3,308,880	3,619,802
Cost of shares redeemed	(48,563,480)	(74,669,582)
Net increase (decrease) in net assets resulting from share transactions	(20,269,453)	(14,384,598)
Redemption fees	4,678	3,595
Total increase (decrease) in net assets	(10,264,661)	(27,858,067)

Net Assets
Beginning of period	156,049,032	183,907,099
End of period (including undistributed net investment income of $58,432 and undistributed net investment income of $37,002, respectively)	$ 145,784,371	$ 156,049,032
Other Information Shares
Sold	2,145,415	4,727,263
Issued in reinvestment of distributions	281,835	300,213
Redeemed	(4,189,157)	(6,309,658)
Net increase (decrease)	(1,761,907)	(1,282,182)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.31	$ 12.19	$ 11.55	$ 11.76	$ 11.12
Income from Investment Operations
Net investment income (loss) B	.399	.382	.413	.420	.416
Net realized and unrealized gain (loss)	.831	(.855)	.641	(.210)	.639
Total from investment operations	1.230	(.473)	1.054	.210	1.055
Distributions from net investment income	(.398)	(.382)	(.412)	(.420)	(.416)
Distributions from net realized gain	(.032)	(.025)	(.002)	-	-
Total distributions	(.430)	(.407)	(.414)	(.420)	(.416)
Redemption fees added to paid in capital B	- D	- D	- D	- D	.001
Net asset value, end of period	$ 12.11	$ 11.31	$ 12.19	$ 11.55	$ 11.76
Total ReturnA	11.06%	(4.03)%	9.26%	1.92%	9.69%
Ratios to Average Net Assets C
Expenses before reductions	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.55%	.55%	.55%	.55%	.55%
Net investment income (loss)	3.40%	3.16%	3.47%	3.71%	3.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 145,784	$ 156,049	$ 183,907	$ 160,378	$ 184,201
Portfolio turnover rate	8%	20%	12%	10%	10%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 8/31/14	% of fund's investments 2/28/14	% of fund's investments 8/31/13
1 - 7	84.0	78.2	76.7
8 - 30	0.8	5.2	8.6
31 - 60	4.1	2.0	2.9
61 - 90	2.5	2.0	0.2
91 - 180	2.9	10.9	5.1
> 180	5.7	1.7	6.5
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	8/31/14	2/28/14	8/31/13
Fidelity Arizona Municipal Money Market Fund	29 Days	25 Days	33 Days
All Tax-Free Money Market Funds Average*	38 Days	31 Days	42 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

* Source: iMoneyNet, Inc.
Weighted Average Life
	8/31/14	2/28/14	8/31/13
Fidelity Arizona Municipal Money Market Fund	29 Days	25 Days	33 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
Variable Rate Demand Notes (VRDNs) 66.3%	Variable Rate Demand Notes (VRDNs) 69.4%
Other Municipal Debt 18.5%	Other Municipal Debt 26.9%
Investment Companies 14.9%	Investment Companies 3.6%
Net Other Assets (Liabilities) 0.3%	Net Other Assets (Liabilities) 0.1%

Current and Historical Seven-Day Yields

	8/31/14	5/31/14	2/28/14	11/30/13	8/31/13
Fidelity Arizona Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending August 31, 2014, the most recent period shown in the table, would have been -0.42%.

Annual Report

Fidelity Arizona Municipal Money Market Fund

Investments August 31, 2014

Showing Percentage of Net Assets

Variable Rate Demand Note - 66.3%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.3% 9/5/14, VRDN (c)(f)	$ 200,000	$ 200,000
Arizona - 64.0%
Arizona Board of Regents Arizona State Univ. Rev.:
Participating VRDN Series 33 85X, 0.06% 9/5/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	6,665,000	6,665,000
Series 2008 A, 0.04% 9/5/14, LOC JPMorgan Chase Bank, VRDN (a)(c)	5,600,000	5,600,000
Series 2008 B, 0.06% 9/5/14, LOC JPMorgan Chase Bank, VRDN (c)	9,000,000	9,000,000
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 E, 0.05% 9/5/14, LOC Bank of America NA, VRDN (c)	2,200,000	2,200,000
Series 2008 G, 0.05% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)(c)	36,630,000	36,630,000
(Catholic Healthcare West Proj.):
Series 2005 B, 0.06% 9/5/14, LOC JPMorgan Chase Bank, VRDN (c)	12,160,000	12,160,000
Series 2008 B, 0.05% 9/5/14, LOC PNC Bank NA, VRDN (c)	14,000,000	14,000,000
Series 2009 F, 0.05% 9/5/14, LOC Mizuho Corporate Bank Ltd., VRDN (c)	24,200,000	24,200,000
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) Series 2005, 0.11% 9/5/14, LOC Fannie Mae, VRDN (c)(f)	3,645,000	3,645,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 0.21% 9/5/14, LOC Bank of America NA, VRDN (c)(f)	930,000	930,000
Chandler Gen. Oblig. Participating VRDN Series GS 07 49TP, 0.05% 9/5/14 (Liquidity Facility Wells Fargo & Co.) (c)(g)	1,450,000	1,450,000
Coconino County Poll. Cont. Corp. Rev.:
(Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 B, 0.04% 9/2/14, LOC JPMorgan Chase Bank, VRDN (c)(f)	11,700,000	11,700,000
(Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.1% 9/5/14, LOC JPMorgan Chase Bank, VRDN (c)(f)	3,500,000	3,500,000
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 06 23, 0.05% 9/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	6,895,000	6,895,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 0.07% 9/5/14, LOC Fannie Mae, VRDN (c)(f)	2,249,675	2,249,675
Variable Rate Demand Note - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.: - continued
(Ranchwood Apts. Proj.) Series 2001 A, 0.07% 9/5/14, LOC Fannie Mae, VRDN (c)(f)	$ 1,400,000	$ 1,400,000
(San Angelin Apts. Proj.) Series 2004, 0.07% 9/5/14, LOC Fannie Mae, VRDN (c)(f)	1,300,000	1,300,000
(San Martin Apts. Proj.) Series A1, 0.07% 9/5/14, LOC Fannie Mae, VRDN (c)(f)	6,000,000	6,000,000
(San Remo Apts. Proj.) Series 2002, 0.07% 9/5/14, LOC Fannie Mae, VRDN (c)(f)	8,675,000	8,675,000
(Village at Sun Valley Apts. Proj.) Series 2008, 0.12% 9/5/14, LOC Freddie Mac, VRDN (c)(f)	12,440,000	12,440,000
(Village Square Apts. Proj.) Series 2004, 0.09% 9/5/14, LOC Fannie Mae, VRDN (c)(f)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Rev.:
(Clayton Homes, Inc. Proj.) Series 1998, 0.09% 9/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	1,000,000	1,000,000
(Valley of the Sun YMCA Proj.) Series 2008, 0.08% 9/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	6,600,000	6,600,000
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.29% 9/5/14, VRDN (c)	2,000,000	2,000,000
Mesa Util. Sys. Rev. Participating VRDN Series ROC II R 11959X, 0.06% 9/5/14 (Liquidity Facility Citibank NA) (c)(g)	7,250,000	7,250,000
Northern Arizona Univ. Revs. Participating VRDN Series Solar 07 14, 0.05% 9/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	4,600,000	4,600,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Putters 3458, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,000,000	4,000,000
Phoenix Gen. Oblig. Participating VRDN Series BBT 2012, 0.05% 9/5/14 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	10,745,000	10,745,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 0.05% 9/5/14, LOC Freddie Mac, VRDN (c)	2,300,000	2,300,000
Phoenix Indl. Dev. Auth. Rev.:
(Desert Botanical Garden Proj.) Series 2000, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (c)	600,000	600,000
(Independent Newspaper, Inc. Proj.) Series 2000, 0.25% 9/5/14, LOC Wells Fargo Bank NA, VRDN (c)(f)	595,000	595,000
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.06% 9/5/14, LOC Wells Fargo Bank NA, VRDN (c)	9,600,000	9,600,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Arizona - continued
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(River Point Proj.) Series 2001, 0.07% 9/5/14, LOC Fannie Mae, VRDN (c)(f)	$ 5,635,000	$ 5,635,000
Series A, 0.08% 9/5/14, LOC Fannie Mae, VRDN (c)(f)	3,200,000	3,200,000
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.06% 9/5/14, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)	3,160,000	3,160,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series EGL 06 14 Class A, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (c)(g)	1,300,000	1,300,000
Series MS 3078, 0.05% 9/5/14 (Liquidity Facility Cr. Suisse AG) (c)(g)	1,500,000	1,500,000
Series ROC II R 11980 X, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (c)(g)	700,000	700,000
Scottsdale Gen. Oblig. Participating VRDN Series BBT 08 20, 0.05% 9/5/14 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	10,975,000	10,975,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.06% 9/5/14, LOC Bank of America NA, VRDN (c)	11,950,000	11,950,000
Tucson Indl. Dev. Auth. Multi-family Hsg. Rev. (Family Hsg. Resources Proj.) Series 2002 A, 0.06% 9/5/14, LOC Fannie Mae, VRDN (c)	3,800,000	3,800,000
Yavapai County Indl. Dev. Auth. (Northern Arizona Healthcare Sys. Proj.) Series 2008 B, 0.05% 9/5/14, LOC Wells Fargo Bank NA, VRDN (c)	3,900,000	3,900,000
		267,049,675
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.13% 9/2/14, VRDN (c)(f)	100,000	100,000
Series 1988, 0.13% 9/2/14, VRDN (c)(f)	300,000	300,000
Series 1994, 0.13% 9/2/14, VRDN (c)(f)	200,000	200,000
Series 1999 A, 0.23% 9/5/14, VRDN (c)	400,000	400,000
		1,000,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.24% 9/5/14, VRDN (c)	360,000	360,000
Missouri - 0.4%
Missouri Health & Edl. Facilities Series 2013 B, 0.07% 9/2/14, LOC Bank of America NA, VRDN (c)	1,500,000	1,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Nebraska - 0.0%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.3% 9/5/14, VRDN (c)(f)	$ 200,000	$ 200,000
Nevada - 0.1%
Clark County Arpt. Rev.:
Series 2008 C2, 0.04% 9/5/14, LOC Landesbank Baden-Wurttemberg, VRDN (c)(f)	300,000	300,000
Series 2008 C3, 0.06% 9/5/14, LOC Landesbank Baden-Wurttemberg, VRDN (c)(f)	200,000	200,000
		500,000
New Jersey - 0.3%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.18% 9/5/14, VRDN (c)	900,000	900,000
Series 2012 A, 0.2% 9/5/14, VRDN (c)(f)	200,000	200,000
		1,100,000
New York - 0.1%
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.13% 9/5/14, LOC RBS Citizens NA, VRDN (c)	600,000	600,000
North Carolina - 0.1%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.07% 9/5/14, LOC Cr. Industriel et Commercial, VRDN (c)	600,000	600,000
South Carolina - 0.1%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.09% 9/2/14, VRDN (c)	400,000	400,000
Tennessee - 0.2%
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 2002, 0.06% 9/2/14, LOC Bank of America NA, VRDN (c)	800,000	800,000
Texas - 0.5%
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.07% 9/5/14, LOC JPMorgan Chase Bank, VRDN (c)(f)	200,000	200,000
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.) Series 2002, 0.22% 9/2/14, VRDN (c)(f)	1,400,000	1,400,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Texas - continued
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.19% 9/2/14, VRDN (c)	$ 100,000	$ 100,000
Series 2004, 0.19% 9/5/14, VRDN (c)(f)	200,000	200,000
		1,900,000
Wyoming - 0.1%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.23% 9/5/14, VRDN (c)(f)	250,000	250,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.2% 9/5/14, VRDN (c)	100,000	100,000
		350,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $276,559,675)		276,559,675
Other Municipal Debt - 18.5%

Arizona - 17.6%
Arizona School Facilities Board Ctfs. of Prtn. Bonds:
Series 2013 A1, 2% 9/1/14	2,025,000	2,025,000
Series 2013 A2, 2% 9/1/14	4,200,000	4,200,000
Arizona State Lottery Rev. Bonds Series 2010 A, 5% 7/1/15	500,000	519,869
Chandler Street & Hwy. User Rev. Bonds Series 2014, 2% 7/1/15	3,225,000	3,274,201
Maricopa County Phoenix Union High School District #210 Bonds:
(School Impt. Proj.) Series 2014 C, 1% 7/1/15	3,900,000	3,927,172
Series 2014, 1% 7/1/15	170,000	171,099
Mesa Gen. Oblig. Bonds Series 2014, 4% 7/1/15	1,800,000	1,855,175
Phoenix Civic Impt. Corp. Series 2011 B1, 0.08% 10/1/14, LOC Barclays Bank PLC, CP	17,000,000	17,000,000
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2012 A:
0.09% 11/18/14, LOC Royal Bank of Canada, CP	6,000,000	6,000,000
0.09% 11/18/14, LOC Royal Bank of Canada, CP	4,200,000	4,200,000
Series 2012 B, 0.13% 12/10/14, LOC Wells Fargo Bank NA, CP	3,800,000	3,800,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Bonds Series 2005, 5% 7/1/15	4,100,000	4,263,480
Phoenix Gen. Oblig. Bonds Series 2007 A, 5% 7/1/15	1,750,000	1,820,628
Pima County Ctfs. of Prtn. Bonds Series 2014, 2% 12/1/14	400,000	401,758
Other Municipal Debt - continued
	Principal Amount	Value
Arizona - continued
Pima County Reg'l. Trans. Auth. Excise Tax Rev. Bonds Series 2014, 4% 6/1/15	$ 4,000,000	$ 4,115,804
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C:
0.09% 9/4/14, CP	4,000,000	4,000,000
0.1% 12/1/14, CP	8,000,000	8,000,000
Scottsdale Gen. Oblig. Bonds Series 2014, 2% 7/1/15	3,845,000	3,903,990
		73,478,176
Kentucky - 0.2%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.22% tender 9/16/14, CP mode	300,000	300,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 B, 0.26% tender 9/25/14, CP mode (f)	600,000	600,000
		900,000
Massachusetts - 0.3%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2005, 0.32% tender 9/25/14, CP mode (f)	100,000	100,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 A, 0.25% tender 9/25/14, CP mode	1,200,000	1,200,000
		1,300,000
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A1, 0.26% tender 9/25/14, CP mode (f)	300,000	300,000
Series 1990 A2, 0.32% tender 9/25/14, CP mode (f)	500,000	500,000
		800,000
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.45% tender 9/17/14, CP mode (f)	300,000	300,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.32% tender 9/18/14, CP mode (f)	200,000	200,000
TOTAL OTHER MUNICIPAL DEBT (Cost $76,978,176)		76,978,176
Investment Company - 14.9%
	Shares	Value
Fidelity Municipal Cash Central Fund, 0.05% (d)(e) (Cost $ 62,348,000)	62,348,000	$ 62,348,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $ 415,885,851)		415,885,851
NET OTHER ASSETS (LIABILITIES) - 0.3%		1,379,892
NET ASSETS - 100%		$ 417,265,743
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) A portion of the security sold on a delayed delivery basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 15,967
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $353,537,851)	$ 353,537,851
Fidelity Central Funds (cost $62,348,000)	62,348,000
Total Investments (cost $415,885,851)		$ 415,885,851
Cash		36,400
Receivable for securities sold on a delayed delivery basis		3,300,000
Receivable for fund shares sold		3,375,771
Interest receivable		229,403
Distributions receivable from Fidelity Central Funds		2,559
Other receivables		1,272
Total assets		422,831,256

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 2,500,000
Payable for fund shares redeemed	3,042,067
Distributions payable	258
Accrued management fee	23,181
Other affiliated payables	7
Total liabilities		5,565,513

Net Assets		$ 417,265,743
Net Assets consist of:
Paid in capital		$ 417,259,747
Accumulated undistributed net realized gain (loss) on investments		5,996
Net Assets, for 417,031,999 shares outstanding		$ 417,265,743
Net Asset Value, offering price and redemption price per share ($417,265,743 ÷ 417,031,999 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Money Market Fund

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2014

Investment Income
Interest		$ 390,950
Income from Fidelity Central Funds		15,967
Total income		406,917

Expenses
Management fee	$ 2,040,432
Independent trustees' compensation	1,693
Miscellaneous	3,295
Total expenses before reductions	2,045,420
Expense reductions	(1,679,222)	366,198
Net investment income (loss)		40,719
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		11,323
Net increase in net assets resulting from operations		$ 52,042

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2014	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 40,719	$ 39,766
Net realized gain (loss)	11,323	34,577
Net increase in net assets resulting from operations	52,042	74,343
Distributions to shareholders from net investment income	(40,804)	(39,744)
Distributions to shareholders from net realized gain	-	(19,435)
Total distributions	(40,804)	(59,179)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,152,542,029	1,139,250,963
Reinvestment of distributions	38,505	56,967
Cost of shares redeemed	(1,143,354,086)	(1,120,287,777)
Net increase (decrease) in net assets and shares resulting from share transactions	9,226,448	19,020,153
Total increase (decrease) in net assets	9,237,686	19,035,317

Net Assets
Beginning of period	408,028,057	388,992,740
End of period	$ 417,265,743	$ 408,028,057

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)D	-	-	-	-	-
Net realized and unrealized gain (loss)D	-	-	-	-	-
Total from investment operationsD	-	-	-	-	-
Distributions from net investment incomeD	-	-	-	-	-
Distributions from net realized gain	-	-D	-	-	-
Total DistributionsD	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.01%	.02%	.01%	.01%	.01%
Ratios to Average Net AssetsB, C
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.09%	.16%	.19%	.26%	.33%
Expenses net of all reductions	.09%	.16%	.19%	.26%	.33%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 417,266	$ 408,028	$ 388,993	$ 382,688	$ 345,362

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2014

1. Organization.

Fidelity Arizona Municipal Income Fund (the Income Fund) is a fund of Fidelity Union Street Trust. Fidelity Arizona Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Union Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Arizona.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Money Market Fund incurred a corporate tax liability on undistributed short-term capital gain and undistributed long-term capital gain which is included in Miscellaneous expense on the Statement of Operations. As of August 31, 2014, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, each Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Arizona Municipal Income Fund	$ 130,028,516	$ 8,787,875	$ (234,801)	$ 8,553,074
Fidelity Arizona Municipal Money Market Fund	415,885,851	-	-	-

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Arizona Municipal Income Fund	$ 33,355	$ 82,739	$ 8,553,074
Fidelity Arizona Municipal Money Market Fund	119	5,879	-

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

August 31, 2014
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Arizona Municipal Income Fund	$ 4,818,486	$ 384,484	$ 5,202,970
Fidelity Arizona Municipal Money Market Fund	40,804	-	40,804
August 31, 2013
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Arizona Municipal Income Fund	$ 5,864,083	$ -	$ 382,125	$ 6,246,208
Fidelity Arizona Municipal Money Market Fund	39,744	3,887	15,548	59,179

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $11,656,510 and $36,087,562, respectively.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee. The investment adviser pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to the investment adviser by the Funds is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Each Fund's management fee is equal to the following annual rate of average net assets:

Fidelity Arizona Municipal Income Fund	.55%
Fidelity Arizona Municipal Money Market Fund	.50%

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Arizona Municipal Income Fund	$ 248

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $1,677,265.

In addition, through arrangements with each applicable Fund's custodian and, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

Fidelity Arizona Municipal Income Fund	$ 997
Fidelity Arizona Municipal Money Market Fund	1,957

Annual Report

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Union Street Trust and Fidelity Union Street Trust II and the Shareholders of Fidelity Arizona Municipal Income Fund and Fidelity Arizona Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Arizona Municipal Income Fund (a fund of Fidelity Union Street Trust) and Fidelity Arizona Municipal Money Market Fund (a fund of Fidelity Union Street Trust II) at August 31, 2014, the results of each of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Union Street Trust's and Fidelity Union Street Trust II's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 13, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 233 funds. Ms. Acton oversees 215 funds. Mr. Curvey oversees 406 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of Fidelity Investments Money Management, Inc. (2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Fund	Pay Date	Record Date	Capital Gains
Fidelity Arizona Municipal Income Fund	10/06/14	10/03/14	$0.008
Fidelity Arizona Municipal Money Market Fund	10/06/14	10/03/14	$0.000

The funds hereby designate as capital gain dividends the amounts noted below for the taxable year ended August 31, 2014, or, if subsequently determined to be different, the net capital gain of such year:

Fidelity Arizona Municipal Income Fund	$510,156
Fidelity Arizona Municipal Money Market Fund	$11,275

During fiscal year ended 2014, 100% of each fund's income dividends was free from federal income tax, and 1.70% and 17.53% of Fidelity Arizona Municipal Income Fund and Fidelity Arizona Municipal Money Market Fund's income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

AZI-SPZ-UANN-1014
1.790910.111

Fidelity®

Maryland Municipal Income

Fund

Annual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity® Maryland Municipal Income Fund	9.67%	4.47%	4.05%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Maryland Municipal Income Fund on August 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Municipal bonds posted a strong result for the 12 months ending August 31, 2014, driven by resurgent demand, tight supply and an improving economy. The Barclays® Municipal Bond Index returned 10.14% for the full year, significantly outpacing the broader U.S. investment-grade taxable bond market. Munis rebounded from a decline prior to the period amid fears of rising interest rates and continued concerns about the isolated difficulties of a few prominent muni issuers - concerns that still lingered at period end. Yet demand for U.S. bonds of all types helped to spur a muni recovery beginning in early 2014, driven by uneven global economic growth, geopolitical tension and low-interest-rate policies from major central banks. Investors became more upbeat about the fundamental outlook for many states and municipalities, based on generally improving state tax revenues and relief that the financial distress experienced by a few issuers didn't expand to the broader market. Higher federal tax rates for top earners and a new 3.8% Medicare tax on unearned, non-municipal investment income also increased the appeal of munis during the period among tax-sensitive investors. Supply trends were mostly favorable, as issuers' refinancing activity declined about 14% during the first eight months of 2014 relative to the same period last year.

Comments from Mark Sommer, Portfolio Manager of Fidelity® Maryland Municipal Income Fund: For the year, the fund gained 9.67%, while Barclays® Maryland 4+ Year Enhanced Municipal Bond Index returned 10.28%. I kept the fund's duration in line with its benchmark and kept investments diversified in terms of regions, sectors and issuers. I focused on bonds that our research indicated offered a good balance between yield and risk. The fund's performance slightly trailed that of its benchmark for two main reasons: It had out-of-benchmark holdings in Puerto Rico bonds and was underweighted high-quality discount bonds. Puerto Rico bonds hurt because these securities performed poorly throughout much of the period. I eliminated all of the fund's Puerto Rico investments by the end of the period. Underweighting high-quality discount bonds hurt because they were among the muni market's top performers. The fund's performance was helped by its modest yield advantage over the benchmark, which stemmed from my willingness to take on a little more credit and call risk than the index. Fund performance also was boosted by our overweighting in high-quality, intermediate-maturity bonds issued by counties in Maryland, which were helped in part when investors bid up the prices of such securities in anticipation of further refundings.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Actual	.55%	$ 1,000.00	$ 1,044.90	$ 2.83
Hypothetical A		$ 1,000.00	$ 1,022.43	$ 2.80

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Sectors as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	34.2	36.0
Health Care	25.2	23.9
Water & Sewer	10.5	9.4
Transportation	8.5	8.6
Education	7.5	8.9
Weighted Average Maturity as of August 31, 2014
		6 months ago
Years	5.7	6.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2014
6 months ago
Years	6.6	7.4

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
AAA 27.1%	AAA 23.3%
AA,A 62.5%	AA,A 61.3%
BBB 6.4%	BBB 9.9%
BB and Below 1.2%	BB and Below 1.7%
Not Rated 0.3%	Not Rated 0.3%
Short-Term Investments and Net Other Assets 2.5%	Short-Term Investments and Net Other Assets 3.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Investments August 31, 2014

Showing Percentage of Net Assets

Municipal Bonds - 97.5%
	Principal Amount	Value
Guam - 0.9%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 500,000	$ 506,860
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/16 (a)	300,000	318,324
6.25% 10/1/34 (a)	300,000	336,612
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	500,000	586,490
		1,748,286
Maryland - 96.6%
Anne Arundel County Gen. Oblig.:
Series 2012:
5% 4/1/22	335,000	409,792
5% 4/1/23	4,050,000	4,938,206
Series 2014, 5% 4/1/25	2,140,000	2,648,507
Baltimore Convention Ctr. Hotel Rev. Series 2006 A:
5.25% 9/1/17 (XL Cap. Assurance, Inc. Insured)	1,350,000	1,427,369
5.25% 9/1/27 (XL Cap. Assurance, Inc. Insured)	1,020,000	1,042,409
Baltimore County Gen. Oblig.:
(Metropolitan District Proj.) Series 71:
5% 2/1/31	2,000,000	2,236,660
5% 2/1/38	1,930,000	2,134,599
(Oak Crest Village, Inc. Proj.) Series 2007 A, 5% 1/1/22	500,000	526,420
Series 2012, 5% 8/1/23	5,000,000	6,112,550
Series 2014 B:
4.5% 9/1/23	1,645,000	1,974,411
4.5% 9/1/24	4,730,000	5,701,022
4% 8/1/24	3,000,000	3,311,610
Baltimore Ctfs. of Prtn. Series 2010 A, 5% 10/1/17	2,005,000	2,231,745
Baltimore Gen. Oblig.:
(Consolidated Pub. Impt. Proj.) Series 2008 A, 5% 10/15/25 (FSA Insured)	1,445,000	1,656,606
Series 2013 B:
5% 10/15/23	1,100,000	1,327,700
5% 10/15/24	1,875,000	2,243,119
Baltimore Proj. Rev.:
(Wastewtr. Proj.):
Series 2007 D:
5% 7/1/32 (FSA Insured)	4,500,000	4,928,715
5% 7/1/37 (AMBAC Insured)	2,000,000	2,161,660
5% 7/1/37 (FSA Insured)	4,000,000	4,323,320
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Baltimore Proj. Rev.: - continued
(Wastewtr. Proj.): - continued
Series 2008 A:
5% 7/1/33 (FSA Insured)	$ 2,000,000	$ 2,206,620
5% 7/1/38 (FSA Insured)	2,000,000	2,175,140
Series 2009 C, 5.625% 7/1/39	2,000,000	2,287,240
(Wtr. Proj.) Series 1994 A, 5% 7/1/24 (FGIC Insured)	370,000	419,428
Frederick County Econ. Dev. Rev. Series 2009 A:
5% 3/1/25	610,000	708,161
5% 3/1/27	1,255,000	1,450,429
Frederick County Gen. Oblig. Series 2014 A:
5% 8/1/23	650,000	806,585
5% 8/1/24	500,000	628,070
Howard County Gen. Oblig. Series 2011 B:
5% 8/15/22	3,285,000	3,966,178
5% 8/15/23	5,000,000	6,029,550
Maryland Dept. of Trans. Consolidated Trans. Rev. Series 2009:
4% 5/15/20	3,000,000	3,364,980
4% 5/15/23	1,390,000	1,547,682
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	2,700,000	3,223,287
Maryland Econ. Dev. Corp. Student Hsg. Rev.:
(Towson Univ. Proj.) Series 2007 A, 5.25% 7/1/17	500,000	535,280
(Univ. of Maryland, Baltimore County Student Hsg. Proj.) Series 2006:
5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	500,000	514,105
5% 6/1/18 (CIFG North America Insured)	2,000,000	2,142,800
Maryland Gen. Oblig. Series 2008 2, 5% 7/15/22 (Pre-Refunded to 7/15/18 @ 100)	8,000,000	9,302,394
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2010, 5% 7/1/28	510,000	557,160
(Carroll County Gen. Hosp. Proj.) Series 2006, 5% 7/1/40	1,500,000	1,547,430
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	3,970,000	4,120,582
(Johns Hopkins Univ. Proj.) Series 2008 A, 5.25% 7/1/38	5,000,000	5,587,550
(LifeBridge Health Proj.):
Series 2008, 5% 7/1/19 (Assured Guaranty Corp. Insured)	300,000	326,925
Series 2011, 6% 7/1/41	1,500,000	1,734,705
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(MedStar Health Proj.) Series 2007, 5.25% 5/15/46	$ 1,000,000	$ 1,029,210
(Mercy Med. Ctr. Proj.) Series 2007 A, 5.5% 7/1/42	1,000,000	1,050,820
(Univ. of Maryland Med. Sys. Proj.):
Series 2006 A, 5% 7/1/41	1,000,000	1,031,800
Series 2008 F, 5.25% 7/1/19	1,700,000	1,947,010
Series 2010, 5.125% 7/1/39	1,700,000	1,811,469
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	370,000	384,497
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	405,000	417,357
(Western Maryland Health Sys. Proj.) Series 2006 A:
5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,450,000	1,524,168
5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,635,000	1,773,501
Series 2011 A, 5% 5/15/23	1,500,000	1,771,425
Series 2011, 5% 8/15/22	1,000,000	1,157,820
Series 2012 A:
5% 7/1/23	400,000	456,008
5% 7/1/24	700,000	798,539
5% 7/1/25	900,000	1,019,304
5% 7/1/25	1,000,000	1,122,210
5% 7/1/25	2,000,000	2,426,100
5% 7/1/25	1,120,000	1,254,411
5% 7/1/26	300,000	334,467
5% 10/1/30	750,000	848,228
Series 2012 B, 5% 7/1/25	1,135,000	1,349,697
Series 2012:
5% 7/1/23	850,000	977,339
5% 7/1/24	1,100,000	1,257,322
5% 7/1/26	1,080,000	1,171,519
5% 7/1/26	1,400,000	1,573,166
5% 7/1/27	300,000	335,124
5% 7/1/31	2,500,000	2,642,325
Series 2013 A:
5% 7/1/26	1,045,000	1,189,764
5% 7/1/27	1,185,000	1,341,207
5% 8/15/41	3,000,000	3,230,730
5% 7/1/43	3,495,000	3,815,946
Series 2013 B, 5% 8/15/38	2,000,000	2,185,320
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Indl. Dev. Fing. Auth. Rev. (American Ctr. for Physics Proj.) Series 2001, 5.25% 12/15/15	$ 320,000	$ 321,130
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/21 (a)	2,255,000	2,642,364
Maryland Trans. Auth. Trans. Facility Projects Rev.:
Series 2007:
5% 7/1/30	2,000,000	2,181,240
5% 7/1/31 (FSA Insured)	5,000,000	5,415,600
Series 2008:
5% 7/1/35	880,000	968,194
5% 7/1/37 (FSA Insured)	4,485,000	4,918,924
6.8% 7/1/16 (Escrowed to Maturity)	215,000	232,378
Maryland Wtr. Quality Fing. Admin. Series 2014, 5% 3/1/23	2,000,000	2,473,480
Montgomery County Gen. Oblig.:
(Consolidated Pub. Impt. Proj.):
Series 2007 A, 5% 5/1/25	1,000,000	1,110,800
Series 2011 A, 5% 7/1/24	5,515,000	6,520,109
(Dept. of Liquor Cont. Proj.) Series 2011 A, 5% 4/1/20	1,405,000	1,656,340
(Trinity Health Cr. Group Proj.) Series 2011, 5% 12/1/40	1,000,000	1,103,920
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012:
4% 7/1/18	1,065,000	1,176,143
5% 7/1/20	650,000	763,341
5% 7/1/22	750,000	891,278
Prince Georges County Gen. Oblig. Series 2011 A, 5% 9/15/26	2,500,000	2,987,800
Washington Suburban San. District 5% 6/1/20	2,000,000	2,358,360
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Worcester County Series 2014:
5% 3/1/23	$ 2,225,000	$ 2,728,340
5% 3/1/24	1,670,000	2,068,579
		192,264,824
TOTAL INVESTMENT PORTFOLIO - 97.5% (Cost $185,757,222)	194,013,110
NET OTHER ASSETS (LIABILITIES) - 2.5%	5,012,254
NET ASSETS - 100%	$ 199,025,364
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	34.2%
Health Care	25.2%
Water & Sewer	10.5%
Transportation	8.5%
Education	7.5%
Others* (Individually Less Than 5%)	14.1%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $185,757,222)		$ 194,013,110
Cash		3,400,476
Receivable for fund shares sold		291,291
Interest receivable		1,778,701
Other receivables		310
Total assets		199,483,888

Liabilities
Payable for fund shares redeemed	$ 244,743
Distributions payable	123,227
Accrued management fee	90,551
Other affiliated payables	3
Total liabilities		458,524

Net Assets		$ 199,025,364
Net Assets consist of:
Paid in capital		$ 190,171,373
Undistributed net investment income		25,027
Accumulated undistributed net realized gain (loss) on investments		573,076
Net unrealized appreciation (depreciation) on investments		8,255,888
Net Assets, for 17,400,607 shares outstanding		$ 199,025,364
Net Asset Value, offering price and redemption price per share ($199,025,364 ÷ 17,400,607 shares)		$ 11.44

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2014

Investment Income
Interest		$ 6,531,391

Expenses
Management fee	$ 1,062,625
Independent trustees' compensation	810
Miscellaneous	336
Total expenses before reductions	1,063,771
Expense reductions	(1,130)	1,062,641
Net investment income (loss)		5,468,750
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		938,653
Change in net unrealized appreciation (depreciation) on investment securities		11,431,432
Net gain (loss)		12,370,085
Net increase (decrease) in net assets resulting from operations		$ 17,838,835

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2014	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,468,750	$ 6,462,956
Net realized gain (loss)	938,653	1,269,876
Change in net unrealized appreciation (depreciation)	11,431,432	(18,937,302)
Net increase (decrease) in net assets resulting from operations	17,838,835	(11,204,470)
Distributions to shareholders from net investment income	(5,467,554)	(6,461,537)
Distributions to shareholders from net realized gain	(1,311,073)	(163,497)
Total distributions	(6,778,627)	(6,625,034)
Share transactions Proceeds from sales of shares	26,128,140	51,846,784
Reinvestment of distributions	4,853,494	4,773,310
Cost of shares redeemed	(43,020,017)	(72,062,808)
Net increase (decrease) in net assets resulting from share transactions	(12,038,383)	(15,442,714)
Redemption fees	872	572
Total increase (decrease) in net assets	(977,303)	(33,271,646)

Net Assets
Beginning of period	200,002,667	233,274,313
End of period (including undistributed net investment income of $25,027 and undistributed net investment income of $17,365, respectively)	$ 199,025,364	$ 200,002,667
Other Information Shares
Sold	2,351,095	4,493,407
Issued in reinvestment of distributions	437,408	415,831
Redeemed	(3,908,621)	(6,378,037)
Net increase (decrease)	(1,120,118)	(1,468,799)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.80	$ 11.67	$ 11.17	$ 11.30	$ 10.78
Income from Investment Operations
Net investment income (loss) B	.314	.312	.335	.366	.375
Net realized and unrealized gain (loss)	.712	(.862)	.500	(.130)	.521
Total from investment operations	1.026	(.550)	.835	.236	.896
Distributions from net investment income	(.314)	(.312)	(.335)	(.366)	(.376)
Distributions from net realized gain	(.072)	(.008)	-	-	-
Total distributions	(.386)	(.320)	(.335)	(.366)	(.376)
Redemption fees added to paid in capital B,D	-	-	-	-	-
Net asset value, end of period	$ 11.44	$ 10.80	$ 11.67	$ 11.17	$ 11.30
Total Return A	9.67%	(4.84)%	7.57%	2.21%	8.46%
Ratios to Average Net Assets C
Expenses before reductions	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.55%	.55%	.55%	.55%	.55%
Net investment income (loss)	2.83%	2.71%	2.93%	3.35%	3.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 199,025	$ 200,003	$ 233,274	$ 188,011	$ 197,659
Portfolio turnover rate	17%	16%	10%	22%	2%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2014

1. Organization.

Fidelity Maryland Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Union Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Maryland.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 8,477,487
Gross unrealized depreciation	(213,656)
Net unrealized appreciation (depreciation) on securities	$ 8,263,831

Tax Cost	$ 185,749,279

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 17,087
Undistributed long-term capital gain	$ 573,076
Net unrealized appreciation (depreciation) on securities and other investments	$ 8,263,831

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	August 31, 2014	August 31, 2013
Tax-exempt Income	$ 5,467,554	$ 6,461,537
Ordinary Income	-	20,437
Long-term Capital Gains	1,311,073	143,060
Total	$ 6,778,627	$ 6,625,034

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $31,726,431 and $44,531,125, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .55% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. The management fee paid to the investment adviser by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $336 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Annual Report

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $1,130.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Union Street Trust and the Shareholders of Fidelity Maryland Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Maryland Municipal Income Fund (a fund of Fidelity Union Street Trust) at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Maryland Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 10, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 233 funds. Ms. Acton oversees 215 funds. Mr. Curvey oversees 406 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of Fidelity Investments Money Management, Inc. (2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Maryland Municipal Income Fund voted to pay on October 6, 2014, to shareholders of record at the opening of business on October 3, 2014, a distribution of $0.034 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2014, $932,187 or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2014, 100% of the fund's income dividends was free from federal income tax, and 1.57% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SMD-UANN-1014
1.790913.111

Item 2. Code of Ethics

As of the end of the period, August 31, 2014, Fidelity Union Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Arizona Municipal Income Fund and Fidelity Maryland Municipal Income Fund (the "Funds"):

Services Billed by PwC

August 31, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Arizona Municipal Income Fund	$48,000	$-	$2,400	$1,700
Fidelity Maryland Municipal Income Fund	$48,000	$-	$2,400	$1,700

August 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Arizona Municipal Income Fund	$48,000	$-	$2,300	$1,600
Fidelity Maryland Municipal Income Fund	$48,000	$-	$2,300	$1,600

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	August 31, 2014A	August 31, 2013A
Audit-Related Fees	$4,935,000	$5,335,000
Tax Fees	$-	$-
All Other Fees	$20,000	$30,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2014 A	August 31, 2013 A
PwC	$6,075,000	$6,190,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 28, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 28, 2014